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                              DIRECTOR PREFERRED
                             SEPARATE ACCOUNT ONE
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                       SUPPLEMENT DATED MARCH 20, 2001
                      TO THE PROSPECTUS JANUARY 26, 2001


Effective July 1, 2001, Hartford MidCap HLS Fund Sub-Account is closed to new and subsequent premium payments and transfers of Contract Value.



















 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


333-69487
HV-2988